Cover	Oct. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2021
Entity File Number	000-53078
Entity Registrant Name	BONE BIOLOGICS CORPORATION.
Entity Central Index Key	0001419554
Entity Tax Identification Number	42-1743430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Ste.100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	552-4452
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common
Title of 12(b) Security	Common
Trading Symbol	BBLG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Common Stock at $6.30 per share
Title of 12(b) Security	Warrants, each exercisable for one share Common Stock at $6.30 per share
Trading Symbol	BBLGW
Security Exchange Name	NASDAQ